Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2015
Investments All Other Investments [Abstract]
Fair Values of Derivatives

The fair values of CNH Industrial’s derivatives as of September 30, 2015 and December 31, 2014 in the condensed consolidated balance sheets are recorded as follows:

	September 30, 2015	December 31, 2014
	(in millions)
Derivatives Designated as Hedging Instruments:
Assets:
Foreign exchange contracts:	$118	$75
Interest rate derivatives:	55	37
Cross currency swaps:	38	-
Total assets	$211	$112
Liabilities
Foreign exchange contracts:	$(40)	$(178)
Interest rate derivatives:	(8)	(12)
Cross currency swaps:	-	-
Total liabilities	$(48)	$(190)
Derivatives Not Designated as Hedging Instruments:
Assets:
Foreign exchange contracts:	$120	$86
Interest rate derivatives:	3	7
Cross currency swaps:	-	-
Total assets	$123	$93
Liabilities
Foreign exchange contracts:	$(36)	$(37)
Interest rate derivatives:	(3)	(8)
Cross currency swaps:	-	-
Total liabilities	$(39)	$(45)

Pre Tax Gains losses on Consolidated Statements of Operations

Pre-tax gains (losses) on the condensed consolidated statements of operations related to CNH Industrial’s derivatives for the three and nine months ended September 30, 2015 and 2014 are recorded in the following accounts:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
	(in millions)		(in millions)
Fair Value Hedges
Interest rate derivatives—Interest expense	$(2)	$1	$(2)	$2
Gains/(losses) on hedged items—Interest expense	2	(1)	2	(2)
Cash Flow Hedges
Recognized in accumulated other comprehensive income (effective portion):
Foreign exchange contracts—accumulated other comprehensive income	$132	$(113)	$29	$(242)
Interest rate derivatives—accumulated other comprehensive income	$(24)	$(3)	$(49)	$(1)
Reclassified from accumulated other comprehensive income (effective portion):
Foreign exchange contracts—Net sales	$(14)	$7	$(27)	$19
Foreign exchange contracts—Cost of goods sold	(53)	(2)	(177)	48
Foreign exchange contracts—Other, net	28	(21)	-	(33)
Interest rate derivatives—Interest expense	(2)	(4)	(7)	(9)
Not Designated as Hedges
Foreign exchange contracts—Other, net	$102	$(9)	$106	$(40)

Fair Value Hierarchy Levels of Assets and Liabilities Value on Recurring Basis

The following tables present for each of the fair-value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2015 and December 31, 2014:

	Level 1		Level 2		Total
	September 30, 2015	December 31, 2014	September 30, 2015	December 31, 2014	September 30, 2015	December 31, 2014
	(in millions)
Assets
Foreign exchange derivatives	$—	$—	$238	$161	$238	$161
Interest rate derivatives	—	—	58	44	58	44
Cross currency swaps	—	—	38	—	38	—
Available for sale securities	1	1	—	—	1	1
Total assets	$1	$1	$334	$205	$335	$206
Liabilities
Foreign exchange derivatives	$—	$—	$(76)	$(215)	$(76)	$(215)
Interest rate derivatives	—	—	(11)	(20)	(11)	(20)
Total liabilities	$—	$—	$(87)	$(235)	$(87)	$(235)

Estimated Fair Market Values of Financial Instruments Not Carried at Fair Value in Consolidated Balance Sheets

The estimated fair market values of financial instruments not carried at fair value in the condensed consolidated balance sheets as of September 30, 2015 and December 31, 2014 are as follows:

	September 30, 2015		December 31, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions)
Financing receivables	$18,867	$18,679	$21,472	$21,427
Debt	$26,123	$26,139	$29,594	$29,883